UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	October 26, 2001

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	90

Form 13F Information Table Value Total:	$180,124,000

List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    com              002824100      488     9410 SH       SOLE                     9410
Adobe Systems Inc              com              00724F101     2830   118006 SH       SOLE                   118006
Amer Intl Group                com              026874107     6330    81151 SH       SOLE                    81151
American Express               com              025816109     4044   139150 SH       SOLE                   139150
Amgen Inc.                     com              031162100     1131    19250 SH       SOLE                    19250
Anheuser-Busch                 com              035229103      838    20000 SH       SOLE                    20000
Applied Materials Inc          com              038222105     2658    93475 SH       SOLE                    93475
Bank of America Corp           com              060505104      939    16082 SH       SOLE                    16082
Bank of New York Inc           com              064057102      906    25900 SH       SOLE                    25900
Boeing                         com              097023105      569    17000 SH       SOLE                    17000
Bristol-Myers Squibb Co.       com              110122108      526     9475 SH       SOLE                     9475
Calpine Corporation            com              131347106     3087   135322 SH       SOLE                   135322
Check Point Software Technolog com              m22465104     1825    82900 SH       SOLE                    82900
ChevronTexaco Corp             com              166764100      335     3948 SH       SOLE                     3948
Chubb Corp                     com              171232101      293     4100 SH       SOLE                     4100
Ciena Corp                     com              171779101     1758   170815 SH       SOLE                   170815
Cisco Systems Inc              com              17275R102     2554   209677 SH       SOLE                   209677
Citigroup Inc                  com              172967101     5740   141722 SH       SOLE                   141722
Coca Cola Co.                  com              191216100      726    15500 SH       SOLE                    15500
Colonial Municipal Income Trus com              195799101       77    13250 SH       SOLE                    13250
Comverse Technology            com              205862402     1983    96850 SH       SOLE                    96850
Costco Wholesale Corp (n/c 8/9 com              22160k105      550    15475 SH       SOLE                    15475
Disney                         com              254687106     3668   196993 SH       SOLE                   196993
EMC Corporation                com              268648102     2361   200970 SH       SOLE                   200970
El Paso Corp (n/c 2/7/01)      com              28336l109     3443    82874 SH       SOLE                    82874
Exxon Mobil Corp               com              30231g102      790    20060 SH       SOLE                    20060
Federal National Mortgage Asso com              313586109      467     5835 SH       SOLE                     5835
First Data Corp                com              319963104      303     5200 SH       SOLE                     5200
General Electric               com              369604103     5810   156170 SH       SOLE                   156170
Genzyme Corp                   com              372917104      808    17800 SH       SOLE                    17800
Glaxosmithkline PLC - ADR      com              37733w105      255     4552 SH       SOLE                     4552
Golden West Financial Corp     com              381317106      505     8700 SH       SOLE                     8700
Goldman Sachs Group Inc        com              38141g104     1413    19800 SH       SOLE                    19800
Guidant Corporation (spinoff f com              401698105      278     7220 SH       SOLE                     7220
Halliburton Co                 com              406216101      284    12600 SH       SOLE                    12600
Home Depot                     com              437076102     5170   134740 SH       SOLE                   134740
I. B. M.                       com              459200101      659     7141 SH       SOLE                     7141
IMS Health Inc.                com              449934108     5276   210600 SH       SOLE                   210600
Intel Corp.                    com              458140100     3825   187145 SH       SOLE                   187145
JDS Uniphase Corp              com              46612j101     1014   160465 SH       SOLE                   160465
Johnson & Johnson              com              478160104      841    15184 SH       SOLE                    15184
Kimberly Clark Corp.           com              494368103     6712   108260 SH       SOLE                   108260
Kroger Co.                     com              501044101     5148   208930 SH       SOLE                   208930
Lilly (Eli)                    com              532457108     5761    71385 SH       SOLE                    71385
MBIA Inc.                      com              55262C100      300     6000 SH       SOLE                     6000
Marsh & McLennan               com              571748102     3337    34510 SH       SOLE                    34510
Merck & Co.                    com              589331107     4680    70267 SH       SOLE                    70267
Microsoft                      com              594918104     7996   156271 SH       SOLE                   156271
Morgan Stanley Dean Witter & C com              617446448     2890    62350 SH       SOLE                    62350
NASDAQ-100 Shares              com              631100104      432    14892 SH       SOLE                    14892
Nike Inc Class B               com              654106103     3337    71294 SH       SOLE                    71294
Oracle Sys Corp.               com              68389X105      196    15600 SH       SOLE                    15600
Paccar Inc.                    com              693718108      406     8280 SH       SOLE                     8280
Pepsico Inc.                   com              713448108      539    11105 SH       SOLE                    11105
Pfizer                         com              717081103     5988   149330 SH       SOLE                   149330
Philip Morris                  com              718154107      531    11000 SH       SOLE                    11000
Procter & Gamble               com              742718109      263     3620 SH       SOLE                     3620
Qualcomm Inc                   com              747525103     3908    82200 SH       SOLE                    82200
Qwest Communications Intl      com              749121109     2998   179495 SH       SOLE                   179495
Royal Dutch Petro-NY Shares (e com              780257804      317     6310 SH       SOLE                     6310
S&P 500 Depository Receipt     com              78462f103     1645    15755 SH       SOLE                    15755
S&P Europe 350 iShares Trust   com              464287861      283     5200 SH       SOLE                     5200
S&P Mid-Cap 400 Depository Rec com              595635103     2497    31550 SH       SOLE                    31550
S&P Small-Cap 600 iShares Trus com              464287804      220     2300 SH       SOLE                     2300
SBC Communications Inc         com              78387G103      356     7551 SH       SOLE                     7551
Safeco Corp.                   com              786429100      651    21450 SH       SOLE                    21450
Starbucks Corporation          com              855244109     6568   439618 SH       SOLE                   439618
State Street Corporation       com              857477103     3749    82400 SH       SOLE                    82400
Sun Microsystems Inc.          com              866810104      197    23870 SH       SOLE                    23870
Sysco Corp.                    com              871829107      228     8940 SH       SOLE                     8940
Target Corp                    com              87612e106     3734   117595 SH       SOLE                   117595
Telefonica de Espana           com              879382208      530    15620 SH       SOLE                    15620
Tiffany & Company              com              886547108     4313   199228 SH       SOLE                   199228
Transocean Sedco Forex Inc     com              G90078109     3074   116428 SH       SOLE                   116428
Tyco International Ltd         com              902124106     4277    94002 SH       SOLE                    94002
U.S. Bancorp New               com              902973304      282    12724 SH       SOLE                    12724
Varian Semiconductor Equipment com              922207105     2606   100825 SH       SOLE                   100825
Washington Federal Inc.        com              938824109      351    14000 SH       SOLE                    14000
Washington Mutual Inc (symbol  com              939322103      869    22582 SH       SOLE                    22582
Waters Corp                    com              941848103     5408   151200 SH       SOLE                   151200
Weatherford International Inc  com              947074100     3312   129849 SH       SOLE                   129849
Wells Fargo Company            com              949746101      239     5380 SH       SOLE                     5380
Weyerhaeuser Co.               com              962166104      268     5500 SH       SOLE                     5500
Worldcom Inc                   com              98157d106      183    12147 SH       SOLE                    12147
General Motors Senior Pfd Note prd              370442816      200     8000 SH       SOLE                     8000
Alliance Bond US Govt Fund Cl  fdeq             018528406       90 12196.650SH       SOLE                12196.650
D Witter Select Eqty Utility S fdeq             24241x262       26 26085.000SH       SOLE                26085.000
First American Small Cap Growt fdeq             318530664      218 18920.630SH       SOLE                18920.630
First American Small Cap Value fdeq             318530136      362 26830.030SH       SOLE                26830.030
Vanguard S&P 500 Index Fund    fdeq             922908108      289 3010.777 SH       SOLE                 3010.777